Annual Total Returns - FidelitySeriesCorporateBondFund-PRO - FidelitySeriesCorporateBondFund-PRO - Fidelity Series Corporate Bond Fund	Oct. 30, 2023
Bar Chart Table:
Annual Return, Inception Date	Aug. 17, 2018
Fidelity Series Corporate Bond Fund
Bar Chart Table:
Annual Return 2019	14.44%
Annual Return 2020	11.22%
Annual Return 2021	(0.98%)
Annual Return 2022	(16.32%)